Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	$ 175,686	$ 188,911
Equity securities available-for-sale, at estimated fair value (cost: $1,985 and $1,926, respectively)	1,949	2,065
Trading and fair value option securities, at estimated fair value (includes $404 and $654, respectively, of actively traded securities; and $13 and $15, respectively, relating to variable interest entities)	431	705
Mortgage loans (net of valuation allowances of $257 and $258, respectively; includes $314 and $308, respectively, under the fair value option)	53,722	49,059
Policy loans	8,134	8,491
Real estate and real estate joint ventures (includes $0 and $8, respectively, relating to variable interest entities; includes $42 and $78, respectively, of real estate held-for-sale)	6,008	7,874
Other limited partnership interests (includes $27 and $34, respectively, relating to variable interest entities)	4,088	4,926
Short-term investments, principally at estimated fair value	5,595	4,474
Other invested assets (includes $43 and $56, respectively, relating to variable interest entities)	16,869	14,209
Total investments	272,482	280,714
Cash and cash equivalents, principally at estimated fair value (includes $1 and $2, respectively, relating to variable interest entities)	4,651	1,993
Accrued investment income (includes $1 and $3, respectively, relating to variable interest entities)	2,250	2,293
Premiums, reinsurance and other receivables (includes $2 and $2, respectively, relating to variable interest entities)	23,722	23,439
Deferred policy acquisition costs and value of business acquired	6,043	5,975
Current income tax recoverable	36	0
Other assets (includes $3 and $4, respectively, relating to variable interest entities)	4,397	4,469
Separate account assets	135,939	139,335
Total assets	449,520	458,218
Liabilities
Future policy benefits	118,914	117,402
Policyholder account balances	94,420	95,902
Other policy-related balances	7,201	5,840
Policyholder dividends payable	624	615
Policyholder dividend obligation	1,783	3,155
Payables for collateral under securities loaned and other transactions	21,937	24,167
Short-term debt	100	100
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)	1,715	2,027
Current income tax payable	0	44
Deferred income tax liability	2,888	3,835
Other liabilities (includes $2 and $17, respectively, relating to variable interest entities)	32,755	33,447
Separate account liabilities	135,939	139,335
Total liabilities	418,276	425,869
Contingencies, Commitments and Guarantees (Note 17)
Metropolitan Life Insurance Company stockholder’s equity:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding	5	5
Additional paid-in capital	14,444	14,448
Retained earnings	13,738	12,470
Accumulated other comprehensive income (loss)	2,685	5,034
Total Metropolitan Life Insurance Company stockholder’s equity	30,872	31,957
Noncontrolling interests	372	392
Total equity	31,244	32,349
Total liabilities and equity	$ 449,520	$ 458,218